S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 23, 2025 USD ($) $ / shares shares
Bleichroeder Sponsor 2 LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	9,583,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Bleichroeder Sponsor 2 LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Bleichroeder Sponsor 2 LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Bleichroeder Sponsor 2 LLC [Member] | Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	2,000,000
MJP Advisory Group [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 18,000